BANK FINANCIAL ASSETS AND LIABILITIES - Structure and amounts of current and non current bank deposits and liabilities (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
BANK FINANCIAL ASSETS AND LIABILITIES
Customer accounts	₽ 122,809	₽ 100,209
Due to banks and other financial institutions	12,305	7,750
Debt securities issued	1,421	1,717
Financial liabilities at fair value through profit or loss	297	767
Other financial liabilities	1,120	1,011
Total bank deposits and liabilities	137,952	111,454
Less: current portion	(136,147)	(108,821)
Total bank deposits and liabilities, non-current	₽ 1,805	₽ 2,633